Income Taxes - Schedule Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Inventories	$ 18,821	$ 16,147
Accrued expenses, payroll and others	29,590	77,538
Deferred government grants	1,719	387
Intangible assets amortization	7,549	9,253
Fixed assets depreciation and impairment	43,199	26,711
Credit loss	4,560	3,331
Lease liability	20,162	30,575
Net operating losses carried forward	374,111	257,155
Others	3,975	2,496
Deferred tax assets	503,686	423,593
Less: valuation allowance	409,920	313,303
Deferred tax asset, net	93,766	110,290
Accelerated depreciation of fixed assets	(2,888)	(733)
Right-of-use assets	(19,979)	(30,354)
Tax on capital gains and interest income	(30,736)	(84,774)
Long-lived assets arising from acquisitions	(13,048)	(38,226)
PRC Withholding tax	(310,663)	(328,879)
Deferred tax liability	(377,314)	(482,966)
Net Deferred tax assets	41,520	37,373
Net Deferred tax liability	$ (325,068)	$ (410,049)